Document and Entity Information	Aug. 16, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001845337
Document Type	8-K
Document Period End Date	Aug. 16, 2021
Entity Registrant Name	DAY ONE BIOPHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40431
Entity Tax Identification Number	83-2415215
Entity Address, Address Line One	395 Oyster Point Blvd.
Entity Address, Address Line Two	Suite 217
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	484-0899
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	DAWN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false